RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 7,911,720	$ 1,662,160
HUANG Jian Cong [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 7,911,720	$ 1,662,160